WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants [Abstract]
Fair Value Of Warrants Valuation Assumptions [Table Text Block]
The fair value of the warrants was determined using the Black-Scholes pricing model and included the following assumptions

Expected annual dividend rate	0.00%
Weighted average exercise price	$0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%

The fair value of the warrants was determined using the Black-Scholes pricing model and included the following assumptions:

Expected annual dividend rate	0.00%
Weighted average exercise price	$0.50
Risk-free interest rate	2.00%
Average expected life	6 months
Expected volatility of common stock	80.00%
Forfeiture rate	0.00%

Schedule Of Share Based Compensation Based On Period Stock Warrants Activity [Table Text Block]	As of September 30, 2013, the following share purchase warrants were outstanding and exercisable:
Expiry date	Exercise date	September 30, 2013

April 9, 2013	$0.50	0

As of December 31, 2012, the following share purchase warrants were outstanding and exercisable:

Expiry date	Exercise date	December 31, 2012

January 8, 2013	$0.50	150,000
February 15, 2013	$0.50	78,500
April 9, 2013	$0.50	157,000
		385,500

Schedule Of Share Based Compensation Stock Warrants Activity [Table Text Block]
Share purchase warrant transactions and the number of share purchase warrants outstanding and exercisable are summarized as follows:

	September 30, 2013	Exercise price
Number of warrants outstanding as of January 1, 2013	-	-
Issued	385,000	$0.50
Exercised	-	-
Expired	(385,000)	-
Number of warrants outstanding as of September 30, 2013	-

Share purchase warrant transactions and the number of share purchase warrants outstanding and exercisable are summarized as follows:

	2012	Exercise price
Number of warrants outstanding at January 1, 2012	-	-
Issued	842,000	$0.50
Exercised	-	-
Expired	(457,000)	-
Number of warrants outstanding at December 31, 2012	385,000